Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of property, plant and equipment

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:

At 1 January 2020	3,336,375	41,455,159	1,871,684	46,663,218

Additions	707	228,153	65,380	294,240
Transferred from construction in progress (note 18)	24,199	1,440,695	85,419	1,550,313
Acquisition of subsidiary	124,849	146,172	4,694	275,715
Reclassification	52,599	(55,206)	2,607	—
Disposals	(32,690)	(472,643)	(71,564)	(576,897)
Transferred to investment properties (note 17)	(24,829)	—	—	(24,829)

At 31 December 2020 and 1 January 2021	3,481,210	42,742,330	1,958,220	48,181,760

Additions	—	161,118	15,646	176,764
Transferred from construction in progress (note 18)	130,947	1,476,065	92,962	1,699,974
Reclassification	267,662	(275,880)	8,218	—
Disposals	(4,717)	(737,634)	(62,782)	(805,133)
Transferred from investment properties (note 17)	1,164	—	—	1,164
Transferred to construction in progress (note 18)	(2,091)	(1,260)	(15,404)	(18,755)
Transferred to investment properties (note 17)	(83)	(7)	—	(90)

At 31 December 2021	3,874,092	43,364,732	1,996,860	49,235,684

Accumulated depreciation:

At 1 January 2020	(2,310,970)	(30,793,083)	(1,432,530)	(34,536,583)

Charge for the year	(91,070)	(1,367,861)	(94,108)	(1,553,039)
Reclassification	(29,721)	29,635	86	—
Written back on disposals	25,670	430,397	68,698	524,765
Transferred to investment properties (note 17)	9,527	—	—	9,527

At 31 December 2020 and 1 January 2021	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)

Charge for the year	(88,234)	(1,419,669)	(113,556)	(1,621,459)
Reclassification	(214,041)	216,706	(2,665)	—
Written back on disposals	3,652	626,865	55,709	686,226
Transferred from investment properties (note 17)	(1,088)	—	—	(1,088)
Transfer to construction in progress (note 18)	46	735	5,642	6,423
Transferred to investment properties (note 17)	80	7	—	87

At 31 December 2021	(2,696,149)	(32,276,268)	(1,512,724)	(36,485,141)

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Impairment losses:

At 1 January 2020	(50,785)	(766,932)	(8,121)	(825,838)

Charge for the year	(3,007)	(84,035)	(528)	(87,570)

At 31 December 2020 and 1 January 2021	(53,792)	(850,967)	(8,649)	(913,408)

Charge for the year	(793)	(586,147)	(682)	(587,622)
Written back on disposals	—	60,018	501	60,519
Reclassification	(26,133)	26,270	(137)	—

At 31 December 2021	(80,718)	(1,350,826)	(8,967)	(1,440,511)

Net book value:

At 31 December 2020	1,030,854	10,190,451	491,717	11,713,022

At 31 December 2021	1,097,225	9,737,638	475,169	11,310,032